Schedule I - Condensed Statement of Loss and Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Condensed Profit or Loss and Other Comprehensive Income of Parent Company [Line Items]
Other income	$ 494	$ 1,489	$ 1,217
Fair value change of financial assets at FVTPL		198	821
Fair value change of financial liabilities at FVTPL	(22)	222	1,597
Fair value change of convertible preferred shares	0	0	(76,430)
Research and development expenses	(5,531)	(24,566)	(34,193)
Administrative expenses	(12,442)	(17,768)	(20,641)
Impairment of intangible assets	(1,717)	(13,000)	0
Finance costs	(65)	(179)	(150)
Other expense	(12)	(140)	(46,003)
Loss before taxation	(10,936)	(53,599)	(172,591)
Income tax expenses	(3)	(259)	(10)
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company	(10,939)	(53,858)	(172,601)
Separate [Member]
Disclosure of Condensed Profit or Loss and Other Comprehensive Income of Parent Company [Line Items]
Other income	111	1,343	49
Fair value change of financial assets at FVTPL	0	198	821
Fair value change of financial liabilities at FVTPL	(22)	222	1,597
Fair value change of convertible preferred shares	0	0	(76,430)
Research and development expenses	(1,304)	(5,847)	(7,772)
Administrative expenses	(10,210)	(12,072)	(13,215)
Impairment of intangible assets	(1,717)	0	0
Finance costs	(17)	(36)	(28)
Other expense	(5)	(137)	(46,003)
Share of loss in subsidiaries	2,225	(37,270)	(31,610)
Loss before taxation	(10,939)	(53,599)	(172,591)
Income tax expenses	0	(259)	(10)
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company	$ (10,939)	$ (53,858)	$ (172,601)